As filed with the Securities and Exchange Commission on March  30 , 2009

                                    Investment Company Act File Number 811-3955

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                    New York Daily Tax Free Income Fund, Inc.

               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: April 30th

Date of reporting period: January 31, 2009

Item 1: Schedule of Investments
--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JANUARY 31, 2009
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                    ----------------
   Face                                                                         Maturity  Interest      Value              Standard
  Amount                                                                         Date       Rate       (Note 1)     Moody's & Poor's
--------                                                                         ----    ----------    ---------    -------  -------
Tax Exempt Commercial Paper (2.01%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000  New York Long Island Power Authority
             LOC State Street Bank & Trust Company                              02/12/09     0.85% $  4,000,000       P-1      A-1+
  3,000,000  New York State Environmental Quality
             LOC Bayerische Landesbank / Landesbank Hessen
             Thuringen Girozentrale                                             04/06/09     0.90     3,000,000       P-1      A-1+
-----------                                                                                         -----------
  7,000,000  Total Tax Exempt Commercial Paper                                                        7,000,000
-----------                                                                                         -----------
Tax Exempt General Obligation Notes & Bonds (27.32%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Altmar-Parish-Williamstown CSD Oswego County, NY BAN (b)           07/17/09     2.49% $  3,006,677
  1,465,000  Averill Park CSD Rensselaer County, NY BAN - Series 2008B (b)      06/26/09     2.03     1,469,104
  2,800,000  Board of Cooperative Education Services Second Supervisory District
             of Monroe and Orleans Counties, NY RAN - Series 2008 (b)           06/26/09     2.25     2,805,436
  9,145,000  Cheektowaga CSD Erie County, NY BAN - Series 2008A(b)              12/23/09     2.80     9,200,330
  8,800,000  City of Corning CSD Steuben, Schuyler and Chemung
             Counties, NY BAN - Series 2008 (b)                                 06/26/09     2.14     8,812,305
  2,400,000  Cobleskill-Richmondville CSD Schoharie, Otsego and Montgomery
             Counties, NY RAN - Series 2008 (b)                                 06/26/09     2.20     2,402,794
  2,200,000  Copiague Union Free School District,
             Suffolk County, NY TAN - Series 2008-09(b)                         06/26/09     2.76     2,202,037
  3,465,000  Dansville CSD Livingston County, NY BAN - Series 2008 (b)          06/18/09     2.00     3,471,373
  2,000,000  East Bloomfield CSD Ontario County, NY BAN - Series 2008 (b)       06/26/09     2.15     2,002,717
 13,750,000  Elmira City School District Chemung County, NY BAN (b)             03/19/09     2.08    13,761,368
  2,420,000  Fayetteville-Manlius CSD Onondaga and Madison
             Counties, NY TAN - Series 2008 (b)                                 06/23/09     2.10     2,425,988
  2,200,000  Goshen CSD Orange County, NY BAN - Series 2008 (b)                 07/24/09     2.00     2,205,109
  2,215,664  Guilderland CSD Albany County, NY BAN - Series 2008B (b)           07/23/09     2.00     2,223,338
  2,000,000  Island Trees Union Free School District Nassau County, NY
             BAN - Series 2008 (b)                                              06/24/09     2.00     2,003,842
  2,500,000  Lancaster CSD Erie County, NY BAN - Series 2008 (b)                07/02/09     2.15     2,506,071
  2,500,000  Livingston County, NY BAN (b)                                      02/13/09     1.82     2,500,748
  1,656,137  Orchard Park CSD Erie County, NY BAN - Series 2008                 07/01/09     2.30     1,660,792      MIG-1
  5,500,000  Pearl River Union Free School District Rockland County, NY TAN (b) 06/30/09     2.30     5,509,861
  1,722,329  Poland CSD Herkimer County, NY BAN - Series 2008A (b)              07/24/09     2.15     1,729,121
  4,889,749  Randolph CSD Cattaraugus and Chautauqua Counties, NY BAN
             - Series 2008A (b)                                                 07/16/09     2.00     4,905,996
  3,500,000  Sodus CSD Wayne County, NY BAN - Series 2008 (b)                   06/26/09     2.15     3,508,156
  2,646,098  Southwestern CSD Chautauqua County, NY BAN - Series 2008B (b)      07/23/09     2.00     2,655,263
  3,500,000  Town of Irondequoit, Monroe County, NY BAN - Series 2008 (b)       07/02/09     2.22     3,507,500
  1,833,000  Village of Harrison, Westchester County, NY BAN - Series 2008 (b)  03/19/09     2.00     1,834,140
  3,000,000  Whitney Point CSD Broome, Chenango, Cortland and Tioga
             Counties, NY RAN - Series 2008A (b)                                06/30/09     2.10     3,004,789
  4,000,000  Yorktown CSD Westchester County, NY BAN - Series 2008              10/01/09     3.00     4,032,035               SP-1+
-----------                                                                                         -----------
 95,107,977  Total Tax Exempt General Obligation Notes & Bonds                                       95,346,890
-----------                                                                                         -----------

Variable Rate Demand Instruments (c) (75.27%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,410,000  BB & T Municipal Trust Floater Certificates - Series 4000
             (Relating to Louisiana Public Facilities Authority Equipment and
             Capital Facilities Pooled Loan Program RB - Series 2003A)
             LOC Branch Banking And Trust Company                               07/01/18     0.64% $  1,410,000     VMIG-1
  5,730,000  Broome County IDA Countinuing Care Retirement Community RB
             (Good Shepherd Village at Endwell, Inc. Project) - Series 2008C
             LOC Manufactures & Traders Bankers & Trust                         07/01/40     0.58     5,730,000                A-1
  1,120,000  City of Albany IDA Senior Housing RB
             (South Mall Towers Albany, L.P. Project) - Series 2003A (d)
             Collateralized by Federal National Mortgage Association            08/15/35     0.55     1,120,000                A-1+
  3,695,000  Clinton County, NY IDA Civic Facility RB (Champlain Valley
             Physician's Hospital Medical Center Project) - Series 2007A
             LOC KeyBank, N.A.                                                  07/01/42     0.85     3,695,000                A-1
  1,740,000  County of Franklin, NY IDA Civic Facility RB
             (Trudeau Institute, Inc. Project) - Series 2000
             LOC Bank of America, N.A.                                          12/01/20     0.35     1,740,000                A-1+
  2,155,000  County of Monroe,NY IDA RB
             (Flower City Printing, Inc. Project) - Series 1998 (d)
             LOC Key Bank, NA                                                   06/01/18     1.45     2,155,000       P-1      A-1
  2,075,000  County of Monroe, NY IDA RB
             (Jada Precision Plastics Co., Inc. Project) - Series 1997 (d)
             LOC Bank of America, N.A.                                          12/01/13     0.60     2,075,000                A-1+
  4,165,000  County of Rockland, NY IDA RB (Gussack Realty
             Company/Tappan Wire & Cable Project) - Series 2001 (d)
             LOC RBS Citizens Bank, N.A.                                        05/01/22     0.70     4,165,000     VMIG-1
  1,470,000  Dormitory Authority of the State of New York RB
             (Le Moyne College) - Series 2009
             LOC TD Banknorth, N.A.                                             01/01/39     0.40     1,470,000     VMIG-1
  1,000,000  Dormitory Authority of the State of New York RB
             (St. John Fisher College) - Series 2008A
             LOC Royal Bank of Scotland                                         06/01/34     0.65     1,000,000                A-1
  1,900,000  Dutchess County, NY IDA Civic Facility RB
             (Marist College Civic Facility Project) - Series 2005 A
             LOC JPMorgan Chase Bank, N.A.                                      07/01/35     0.45     1,900,000                A-1+
  5,800,000  Eagle Tax - Exempt Trust - Series 20070157 Class A Certificates
             (New York City Municipal Water Finance Authority
             Water and Sewer System RB - Fiscal 2006 Series A)                  06/15/39     0.53     5,800,000                A-1
  8,860,000  Eagle Tax-Exempt Trust - Series 963206
             (New York State Urban Development Corporation Project)
             Collateralized by U.S. Government Securities                       07/01/16     0.50     8,860,000                A-1+
  2,770,000  Erie County, NY IDA Civic Facility RB
             (Aspire of Western New York,  Inc. Project) - Series 2008
             LOC KeyBank, N.A.                                                  01/01/18     1.25     2,770,000       P-1      A-1
  3,485,000  Erie County, NY IDA Multi-Mode Civic Facility RB
             (Child and Family Services of Erie County Project) - Series 2002
             LOC KeyBank, N.A.                                                  06/01/22     1.25     3,485,000       P-1      A-1
  2,000,000  Erie County, NY IDA (Hauptman-Woodward Project) - Series 2004
             LOC KeyBank, N.A.                                                  03/01/24     1.05     2,000,000       P-1      A-1
    900,000  Forest City New Rochelle, NY RB Certificate Trust - Series 2003
             LOC Wachovia Bank, N.A.                                            06/01/11     0.70       900,000     VMIG-1
  3,575,000  Long Island Power Authority, NY Electric System
             Subordinated RB Subseries 2
             LOC Westdeutsche Landesbank                                        05/01/33     0.50     3,575,000     VMIG-1     A-1+
  7,000,000  Metropolitan Transportation Authority, NY
             Transportation RB - Series 2008B-1
             LOC Scotia Bank                                                    11/01/34     0.20     7,000,000                A-1+
  3,125,000  Metropolitan Transportation Authority, NY
             Transportation RB - Series 2008B-2
             LOC BNP Paribas                                                    11/01/34     0.20     3,125,000                A-1+
  1,000,000  New York City, NY Capital Resource Corporation RB
             (Loan Enhanced Assistance Program) - Sereis 2006A
             LOC Bank of America, N.A.                                          01/01/26     0.35     1,000,000     VMIG-1
  4,575,000  New York City, NY GO - Fiscal 1994, Series A-6
             LOC Landesbank Hessen - Thuringen Girozentrale                     08/01/19     0.35     4,575,000     VMIG-1     A-1+
    170,000  New York City, NY GO - Fiscal 1994 Series A-9
             LOC JPMorgan Chase Bank, N.A.                                      08/01/18     0.33       170,000     VMIG-1     A-1+
  1,900,000  New York City, NY GO - Fiscal 1995, Series B-9
             LOC JPMorgan Chase Bank, N.A.                                      08/15/23     0.33     1,900,000     VMIG-1     A-1+
  3,000,000  New York City, NY GO - Fiscal 1995, Subseries F-6
             LOC JPMorgan Chase Bank, N.A.                                      02/15/18     0.25     3,000,000     VMIG-1     A-1+
  1,100,000  New York City, NY GO - Fiscal 1995, Subseries F-3
             LOC JPMorgan Chase Bank, N.A.                                      02/15/13     0.25     1,100,000     VMIG-1     A-1+
  1,000,000  New York City, NY GO - Fiscal 1996, Series J, Subseries J-3
             LOC JPMorgan Chase Bank, N.A.                                      02/15/16     0.33     1,000,000     VMIG-1     A-1+
  6,760,000  New York City, NY GO - Fiscal 2004, Series A-3
             LOC BNP Paribas                                                    08/01/31     0.33     6,760,000     VMIG-1     A-1+
  1,770,000  New York City, NY GO - Fiscal 2004 Series A-6
             LOC Landesbank Baden - Wurttemberg                                 08/01/31     0.40     1,770,000     VMIG-1     A-1+
  2,505,000  New York City, NY GO - Fiscal 2004 Series H-2
             LOC Bank of New York Mellon                                        03/01/34     0.36     2,505,000     VMIG-1     A-1+
  1,075,000  New York City, NY GO - Fiscal 2006 Series E-3
             LOC Bank of America, N.A.                                          08/01/34     0.37     1,075,000     VMIG-1     A-1+
  5,000,000  New York City, NY GO - Fiscal 2006 Series F-3
             LOC Royal Bank of Scotland PLC                                     09/01/35     0.43     5,000,000     VMIG-1     A-1+
  1,000,000  New York City, NY HDC Multi-Family Mortgage RB
             (West 48th Street Development) - 2001 Series A (d)
             Guaranteed by Federal National Mortgage Association                01/15/34     0.35     1,000,000                A-1+
  1,000,000  New York City, NY HDC Multi-Family Mortgage RB
             (Beekman Tower) - Series 2008A
             LOC Royal Bank of Scotland PLC                                     03/01/48     0.25     1,000,000                A-1+
  5,300,000  New York City, NY HDC Multi-Family Mortgage RB
             (Brookhaven Apartments Project) - Series 2004A (d)
             LOC Citibank, N.A.                                                 01/01/36     0.55     5,300,000                A-1+
  2,000,000  New York City, NY HDC Multi-Family Mortgage RB
             (Hewitt House Apartment) - Series 2008A
             LOC Bank of America, N.A.                                          11/01/48     0.35     2,000,000     VMIG-1
  3,550,000  New York City, NY HDC Multi-Family Rental Housing RB
             (100 Jane Street Development) - Series A (d)
             Collateralized by Federal National Mortgage Association            09/15/28     0.35     3,550,000                A-1+
  2,105,000  New York City, NY IDA Civic Facility RB
             (American Society For Technion Project) - Series 2003
             LOC Allied Irish Bank PLC                                          10/01/33     0.36     2,105,000     VMIG-1
    670,000  New York City, NY IDA Civic Facility RB
             (Epiphany Community Nursery School Project) - Series 1997
             LOC Bank of New York Mellon                                        05/01/11     0.66       670,000     VMIG-1
  1,000,000  New York City, NY IDA Civic Facility RB
             (New York Law School Project) - Series 2006B-1
             LOC Allied Irish Bank PLC                                          07/01/36     0.45     1,000,000     VMIG-1
  1,800,000  New York City, NY IDA Civic Facility RB
             (The Center For Jeweish History Project) - Series 2001
             LOC Bank of America, N.A.                                          09/01/31     0.35     1,800,000     VMIG-1
  3,865,000  New York City, NY IDA Civic Facility RB (The Convent of the
             Sacred Heart School of New York Project) - Series 2002
             LOC Wachovia Bank, N.A.                                            11/01/32     0.55     3,865,000     VMIG-1
  8,095,000  New York City, NY IDA Civic Facility RB
             (Jamaica First Parking, LLC Project) - Series 2004
             LOC JPMorgan Chase Bank, N.A.                                      03/01/34     0.50     8,095,000                A-1+
  8,300,000  New York City, NY IDA Liberty RB
             (FC Hanson Office Associates, LLC Project) - Series 2004
             LOC Lloyds PLC                                                     12/01/39     0.45     8,300,000     VMIG-1
  5,430,000  New York City, NY Transitional Finance Authority
             New York City Recovery Bonds Fiscal 1999 Series A, Subseries A-2   11/15/22     0.20     5,430,000     VMIG-1     A-1+
  1,150,000  New York City, NY Transitional Finance Authority
             New York City Recovery Bonds Fiscal 2003 Series 1, Subseries 1B    11/01/22     0.20     1,150,000     VMIG-1     A-1+
  1,300,000  New York Dormitory Authority RB (Cornell Univeristy)-Series 2000A  07/01/29     0.25     1,300,000     VMIG-1     A-1+
 10,000,000  New York Liberty Development Corporation RB
             (Goldman Sachs Headquarter Issue), Series 2005
             LOC Wells Fargo & Company                                          10/01/35     0.47    10,000,000                A-1+
  4,700,000  New York State Dormitory Authority RB
             (Catholic Health System Obligated Group) - Series 2006C
             LOC HSBC Bank US                                                   07/01/22     0.47     4,700,000     VMIG-1
  1,850,000  New York State Energy Research & Development Authority
             Facilities RB (Consolidated Edison Company of New York, Inc.
             Project) - Series 2004 C-2
             LOC Citibank, N.A.                                                 11/01/39     0.70     1,850,000     VMIG-1     A-1+
  1,500,000  New York State Energy Research & Development Authority
             Facilities RB (Consolidated Edison Company of New York, Inc.
             Project) - Series 2004 C-3 (d)
             LOC Citibank, N.A.                                                 11/01/39     0.48     1,500,000     VMIG-1     A-1+
  3,300,000  New York State Energy Research & Development Authority
             Electric Facilities RB
             (Long Island Lighting Company Project) - Series 1997A (d)
             LOC Royal Bank of Scotland PLC                                     12/01/27     0.45     3,300,000     VMIG-1
  7,700,000  New York State Housing Finance Agency Service Contract RB
             - Series 2003B
             LOC BNP Paribas                                                    03/15/26     0.35     7,700,000                A-1+
  2,400,000  New York State Housing Finance Agency RB
             (101 West End Avenue Project) - Series 2000A (d)
             Guaranteed by Federal National Mortgage Association                05/15/31     0.60     2,400,000     VMIG-1
  2,000,000  New York State Housing Finance Agency RB
             (125 West 31st Project) - Series 2005A (d)
             Guaranteed by Federal National Mortgage Association                05/15/38     0.40     2,000,000     VMIG-1
  4,600,000  New York State Housing Finance Agency RB
             (350 West 43rd Street Project) - Series 2004A (d)
             LOC Landesbank Hessen -Thuringen Girozentrale                      11/01/34     0.47     4,600,000     VMIG-1
  7,800,000  New York State Housing Finance Agency RB
             (Archstone Westbury Apartments Project) - Series 2004A (d)
             LOC Bank of America                                                11/01/36     0.45     7,800,000     VMIG-1
  8,000,000  New York State Housing Finance Agency RB
             (Brook Avenue Apartments Housing) - Series 2007A (d)
             LOC Bank of America, N.A                                           11/01/37     0.45     8,000,000     VMIG-1
  3,750,000  New York State Housing Finance Agency RB
             (Kew Gardens Hills Housing Project) - 2006 Series A (d)
             Guaranteed by Federal National Mortgage Association                05/15/36     0.40     3,750,000     VMIG-1
  3,900,000  New York State Housing Finance Agency RB
             (Capitol Green Apartments Housing) - Series 2006 A (d)
             Guaranteed by Federal National Mortgage Association                05/15/36     0.75     3,900,000     VMIG-1
  2,000,000  New York State Housing Finance Agency RB
             (Historic Front Street Project) - Series 2003A
             LOC Landesbank Hessen -Thuringen Girozentrale                      11/01/36     0.40     2,000,000     VMIG-1
    650,000  New York State Housing Finance Agency RB
             (Normandie Court I Housing Project) - Series 1991A
             LOC Landesbank Hessen -Thuringen Girozentrale                      05/15/15     0.20       650,000     VMIG-1     A-1+
  4,000,000  New York State Housing Finance Agency RB
             (Taconic West 17th Street Project) - 2006 Series A (d)
             LOC Landesbank Baden - Wurttemberg                                 11/01/39     0.47     4,000,000     VMIG-1
  5,000,000  New York State Housing Finance Agency RB
             (The Victory Housing Project) - 2001 Series A (d)
             Guaranteed by Federal Home Loan Mortgage Corporation               11/01/33     0.45     5,000,000     VMIG-1
  7,495,000  New York State Local Government Assistance Corporation - Series 1995F
             LOC Societe Generale                                               04/01/25     0.75     7,495,000     VMIG-1     A-1+
  3,400,000  Newburgh, NY IDA Civil Facility RB (Community Development
             Properties Dubois St. II Inc. Project) - Series 2005A
             LOC KeyBank, N.A.                                                  10/01/30     1.30     3,400,000     VMIG-1
  1,240,000  Onondaga County, NY IDA Civic Facility RB
             (YMCA of Greater Syracuse, Inc. Project) - Series 2003A
             LOC Citizens, N.A.                                                 11/01/25     0.95     1,240,000       P-1      A-1+
  3,725,000  Onondaga County, NY IDA Civic Facility RB
             (Ononadaga Community College Housing Development
             Corporation Project) - Series 2005A
             LOC Citizens, N.A.                                                 12/01/30     0.55     3,725,000                A-1+
  3,375,000  Ostego County, NY IDA Civic Facility RB
             (Templeton Foundation Project) - Series 2007A
             LOC KeyBank, N.A                                                   06/01/27     1.05     3,375,000       P-1      A-1
  2,885,000  Putnam County Industrial Development RB
             (Broad Reach, LLC Project), Series 2006A
             LOC Charter One Bank                                               07/01/32     0.65     2,885,000     VMIG-1
  4,000,000  The Port Authority of New York and New Jersey
             Versatile Structure Obligations, Series 3                          06/01/20     0.25     4,000,000     VMIG-1     A-1+
  3,875,000  The Trust for Cutural Resources of the City of New York Refunding RB
             (Lincoln Center for the Performing Arts, Inc.) - Series 2008A-2
             LOC Bank of America, N.A.                                          12/01/35     0.30     3,875,000     VMIG-1     A-1+
  1,500,000  Town of Riverhead, NY IDA RB
             (Altaire Pharmaceuticals, Inc. Facility) - Series 1998 (d)
             LOC Bank of New York Mellon                                        10/01/13     0.90     1,500,000       P-1      A-1+
  3,550,000  Schenectady County, NY IDA Multi-Mode Civic Facility RB
             (Sunnyview Hospital and Rehabilitation Center Project) - Series 2003A
             LOC KeyBank, N.A.                                                  08/01/33     0.85     3,550,000     VMIG-1
  1,900,000  St. Lawrence County, NY IDA Civic Facility Refunding RB
             (Claxton-Hepburn Medical Center Project) - Series 2006
             LOC KeyBank, N.A.                                                  12/01/31     1.30     1,900,000     VMIG-1     A-1
  2,505,000  Suffolk County Industrial Development Agency Civic Facility RB
             (Maryhaven Center of Hope, Inc. Civic Facility) - Series 1997A
             LOC Key Bank, N.A.                                                 06/01/17     1.25     2,505,000       P-1      A-1
  4,000,000  Suffolk County, NY IDA Civic Facility RB
             (St. Anthony's High School Civic Facility) - Series 2006
             LOC U.S. Bank, N.A.                                                12/01/36     0.35     4,000,000                A-1+
  5,700,000  Suffolk County, NY IDA Civic Facility RB
             (Touro College Project) - Series 2007
             LOC JPMorgan Chase Bank, N.A.                                      06/01/37     0.35     5,700,000     VMIG-1     A-1+
-----------                                                                                         -----------
262,695,000  Total Variable Rate Demand Instruments                                                 262,695,000
-----------                                                                                         -----------
             Total Investments (104.60%) (Cost $365,041,890+)                                      $365,041,890
             Liabilities in excess of cash and other assets (-4.60%)                               (16,063,571)
                                                                                                   ------------
             Net Assets (100.00%)                                                                  $348,978,319
                                                                                                   ============

             Net Asset Value, offering and redemption price per share:
             Class A,           226,329,250 shares outstanding                                     $       1.00
                                                                                                   ============
             Class B,             9,234,597 shares outstanding                                     $       1.00
                                                                                                   ============
             Advantage Shares,  113,406,710 shares outstanding                                     $       1.00
                                                                                                   ============

       +   Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  Security subject to alternative minimum tax.

KEY:
     BAN     =   Bond Anticipation Note                           LOC       =    Letter of Credit
     CSD     =   Central School District                          RAN       =    Revenue Anticipation Note
     GO      =   General Obligation                               RB        =    Revenue Bond
     HDC     =   Housing Development Corporation                  TAN       =    Tax Anticipation Note
     IDA     =   Industrial Development Authority


Note 1 - Valuation of Securities -

Investments are recorded on the basis of amortized cost, which approximates value as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on May 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. A Fund investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.



The following table summarizes the inputs used to value the Fund's investments as of January 31, 2009:

Valuation Inputs                               Investment in Securities
----------------                               ------------------------
Level 1 - Quoted Prices                            $         -0-
Level 2 - Other Significant Observable Inputs        365,041,890
Level 3 - Significant Unobservable Inputs                    -0-
                                                   -------------
Total                                              $ 365,041,890
                                                   =============

For the period ended January 31, 2009, there was no Level 1 or 3 investments.

Temporary Guarantee Program for Money Market Funds

While the Fund has maintained its $1.00 share price, there can be no assurance that the Fund will be able to continue to do so. On October 2, 2008, the Board of Directors of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% multiplied by the number of shares outstanding as of September 19, 2008, which were 365,517,582. This expense is borne by the Fund.

On December 4, 2008, the Board of Directors of the Fund approved the extension of the Fund's participation in the Program. The extension provides coverage through April 30, 2009. The extension of the program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.15% multiplied by the number of shares outstanding as of September 19, 2008.


Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3: Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New York Daily Tax Free Income Fund, Inc.

                                /s/ Christine Manna
By (Signature and Title)*_____________________________________________________
                                    Christine Manna, Secretary

Date: March  30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                /s/ Michael P. Lydon
By (Signature and Title)*______________________________________________________
                                    Michael P. Lydon, President

Date:  March   30, 2009

                          /s/ Joseph Jerkovich
By (Signature and Title)*______________________________________________________
                             Joseph Jerkovich, Treasurer and Assisant Secretary

Date:  March   30, 2009

* Print the name and title of each signing officer under his or her signature.